UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09845

                     OPPENHEIMER EMERGING TECHNOLOGIES FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: October 31

                   Date of reporting period: October 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                  23.8%
--------------------------------------------------------------------------------
Software                                                                  20.1
--------------------------------------------------------------------------------
Communications Equipment                                                  15.8
--------------------------------------------------------------------------------
Internet Software & Services                                              11.9
--------------------------------------------------------------------------------
Computers & Peripherals                                                   10.2
--------------------------------------------------------------------------------
IT Services                                                                4.1
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                     2.8
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                         1.8
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                                           1.6
--------------------------------------------------------------------------------
Electrical Equipment                                                       1.6

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Google, Inc., Cl. A                                                        3.2%
--------------------------------------------------------------------------------
Cisco Systems, Inc.                                                        2.9
--------------------------------------------------------------------------------
Autodesk, Inc.                                                             2.8
--------------------------------------------------------------------------------
Dell, Inc.                                                                 2.7
--------------------------------------------------------------------------------
Network Appliance, Inc.                                                    2.7
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                 2.6
--------------------------------------------------------------------------------
McAfee, Inc.                                                               2.5
--------------------------------------------------------------------------------
MICROS Systems, Inc.                                                       2.4
--------------------------------------------------------------------------------
EMC Corp.                                                                  2.4
--------------------------------------------------------------------------------
Yahoo!, Inc.                                                               2.3

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on net assets. For more current Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   8 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
SECTOR ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                                     90.1%
    Semiconductors & Semiconductor Equipment               24.5
    Software                                               20.6
    Communications Equipment                               16.2
    Internet Software & Services                           12.3
    Computers & Peripherals                                10.5
    IT Services                                             4.2
    Electronic Equipment & Instruments                      1.8
Telecommunications Services                                 4.0
Consumer Discretionary                                      1.8
Health Care                                                 1.7
Industrials                                                 1.6
Financials                                                  0.8

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2005, and are based on the total market value of common stocks.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED OCTOBER 31, 2005, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. Despite a relatively positive environment for technology stocks over the period, the Fund's performance suffered primarily due to a challenging environment for small-cap growth stocks. The Fund tends to invest a significant amount within micro-to small-cap technology stocks and these stocks generally underperformed their mid-to large-cap counterparts. And since both of the Fund's benchmarks, the S&P 500, as well as the Lipper Science & Technology Fund Index emphasize larger-cap stocks, the Fund underperformed both benchmarks.

      Although the Fund's overall performance disappointed, specific holdings within the computer hardware and software sectors delivered strong performance.

      The Fund's investment strategy focuses on small-, mid-, and large-cap technology companies that we believe offer high growth potential. We continued to employ our bottom-up stock selection process, combining in-depth fundamental, quantitative and technical analysis to yield what we believed to be favorable prospects. Due to the Fund's focus on the technology sector, and emphasis on small-cap growth technology stocks, the Fund tends to deliver strong returns during favorable market environments and weak performance in unfavorable environments. That said, we believe that the best long-term approach for our investors is to remain consistent with our investment approach to find high-growth technology companies across a variety of sectors that have strong leadership abilities within their market sector.

      Focusing on the positive side, our investment strategy succeeded in identifying many high performing technology stocks. The greatest contributor to the Fund's performance was from computer hardware company, Apple Computer, Inc., which continued to reap success from its iPod digital music player. In software, Autodesk, Inc., and Macromedia, Inc., outperformed. Autodesk, Inc., the leading maker of computer-aided-design software used by architects and design engineers, benefited from a strong management team as well as the popularity of its three-dimensional modeling tool. Macromedia, Inc.,'s stock soared because of its strength in its end market (web site design) and as the company successfully entered into the handset market.

      Also contributing to performance was Trident Microsystems, Inc., a semiconductor company. The company benefited from a strong rise in demand for LCD and digital televisions. Lastly, Google, Inc., the company that operates one of the most popular and powerful Internet search engines, added to performance.

      The Internet and semiconductor industries were among the best performers in the Fund's benchmarks. However, the Fund underperformed in both of these areas due to its focus on small-cap Internet stocks and company specific problems in the semiconductor area. The largest detractors in the Internet sector were InfoSpace, Inc., SupportSoft, Inc.,


                   10 | OPPENHEIMER EMERGING TECHNOLOGIES FUND eBay, Inc., and Marchex, Inc. Marchex, Inc. suffered a setback because the local search market developed slower than expected and the increasing dominance of Google, Inc. and Yahoo!, Inc. InfoSpace, Inc. did poorly because of rising cost pressure and increasing competition in its ring tone (for cell phones) business. SupportSoft, Inc., a company that provides web-based computer support software, suffered because of a slowdown in online support in its biggest customers and a failure to expand its customer base. eBay, Inc., the online auctioneer company, experienced a slowdown in its two largest markets as well as a relatively unsuccessful expansion into China. Finally, Synoptics, Inc., a computer peripheral company, designs user interface devices. Its touchpad technology was used on Apple iPod products, and Apple soon became their biggest customer. Unfortunately for Synoptics, Inc., the new generation iPods did not utilize Synoptics' products thus sending the stock price down.

      During the reporting period, the Fund received a special dividend of $3 per share from Microsoft Corp. This special dividend represented a significant portion of the current period's income.

      Technology stocks, particularly those that are small- or mid-cap, are especially volatile. Foreign investments may be more volatile and involve additional expenses and special risks, including currency exchanges, and political and economic uncertainties.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until October 31, 2005. Performance is measured from the inception of Classes A, B, C and Y on April 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C, and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to that of the S&P 500 Index and the Lipper Science & Technology Fund Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. The Lipper Science & Technology Fund Index includes the top 30 market weighted funds within the Lipper Science & Technology Classification. The index includes funds that invest 65% of their equity portfolio in science and technology stocks, without considering sales charges. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the indices.


                   11 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class A)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Emerging      Lipper Science & Technology
             Technologies Fund (Class A)           Fund Index            S&P 500 Index
             ---------------------------   ---------------------------   -------------
04/25/2000              9,425                          10,000                  10,000
04/30/2000             10,056                          10,000                  10,000
07/31/2000             11,263                           9,591                   9,879
10/31/2000             10,594                           8,826                   9,897
01/31/2001              8,615                           7,139                   9,487
04/30/2001              5,709                           5,385                   8,703
07/31/2001              4,388                           4,645                   8,464
10/31/2001              3,312                           3,676                   7,434
01/31/2002              3,416                           4,157                   7,956
04/30/2002              2,538                           3,462                   7,605
07/31/2002              1,821                           2,545                   6,466
10/31/2002              1,717                           2,463                   6,311
01/31/2003              1,746                           2,466                   6,126
04/30/2003              1,982                           2,705                   6,594
07/31/2003              2,538                           3,201                   7,153
10/31/2003              2,963                           3,680                   7,623
01/31/2004              3,057                           3,938                   8,242
04/30/2004              2,557                           3,532                   8,101
07/31/2004              2,378                           3,361                   8,095
10/31/2004              2,538                           3,566                   8,341
01/31/2005              2,537                           3,673                   8,755
04/30/2005              2,299                           3,441                   8,614
07/31/2005              2,641                           3,926                   9,232
10/31/2005              2,622                           3,891                   9,068

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year -2.64%   5-Year -25.26%   Since Inception (4/25/00) -21.55%


                   12 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class B)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Emerging      Lipper Science & Technology
             Technologies Fund (Class B)           Fund Index            S&P 500 Index
             ---------------------------   ---------------------------   -------------
04/25/2000             10,000                          10,000                  10,000
04/30/2000             10,670                          10,000                  10,000
07/31/2000             11,930                           9,591                   9,879
10/31/2000             11,200                           8,826                   9,897
01/31/2001              9,090                           7,139                   9,487
04/30/2001              6,020                           5,385                   8,703
07/31/2001              4,610                           4,645                   8,464
10/31/2001              3,480                           3,676                   7,434
01/31/2002              3,580                           4,157                   7,956
04/30/2002              2,650                           3,462                   7,605
07/31/2002              1,900                           2,545                   6,466
10/31/2002              1,790                           2,463                   6,311
01/31/2003              1,810                           2,466                   6,126
04/30/2003              2,050                           2,705                   6,594
07/31/2003              2,630                           3,201                   7,153
10/31/2003              3,060                           3,680                   7,623
01/31/2004              3,150                           3,938                   8,242
04/30/2004              2,630                           3,532                   8,101
07/31/2004              2,450                           3,361                   8,095
10/31/2004              2,548                           3,566                   8,341
01/31/2005              2,590                           3,673                   8,755
04/30/2005              2,350                           3,441                   8,614
07/31/2005              2,700                           3,926                   9,232
10/31/2005              2,633                           3,891                   9,068

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year -2.69%   5-Year -25.29%   Since Inception (4/25/00) -21.48%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                   13 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class C)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Emerging      Lipper Science & Technology
             Technologies Fund (Class C)           Fund Index            S&P 500 Index
             ---------------------------   ---------------------------   -------------
04/25/2000             10,000                          10,000                  10,000
04/30/2000             10,670                          10,000                  10,000
07/31/2000             11,930                           9,591                   9,879
10/31/2000             11,200                           8,826                   9,897
01/31/2001              9,090                           7,139                   9,487
04/30/2001              6,010                           5,385                   8,703
07/31/2001              4,610                           4,645                   8,464
10/31/2001              3,480                           3,676                   7,434
01/31/2002              3,580                           4,157                   7,956
04/30/2002              2,650                           3,462                   7,605
07/31/2002              1,900                           2,545                   6,466
10/31/2002              1,790                           2,463                   6,311
01/31/2003              1,810                           2,466                   6,126
04/30/2003              2,060                           2,705                   6,594
07/31/2003              2,630                           3,201                   7,153
10/31/2003              3,060                           3,680                   7,623
01/31/2004              3,150                           3,938                   8,242
04/30/2004              2,630                           3,532                   8,101
07/31/2004              2,450                           3,361                   8,095
10/31/2004              2,600                           3,566                   8,341
01/31/2005              2,600                           3,673                   8,755
04/30/2005              2,350                           3,441                   8,614
07/31/2005              2,700                           3,926                   9,232
10/31/2005              2,670                           3,891                   9,068

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 1.69%   5-Year -24.93%   Since Inception (4/25/00) -21.29%


                   14 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class N)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Emerging      Lipper Science & Technology
             Technologies Fund (Class N)           Fund Index            S&P 500 Index
             ---------------------------   ---------------------------   -------------
03/01/2001             10,000                          10,000                  10,000
04/30/2001              9,165                          10,201                  10,094
07/31/2001              7,041                           8,799                   9,817
10/31/2001              5,311                           6,963                   8,621
01/31/2002              5,478                           7,875                   9,227
04/30/2002              4,067                           6,559                   8,821
07/31/2002              2,914                           4,821                   7,499
10/31/2002              2,747                           4,665                   7,320
01/31/2003              2,792                           4,671                   7,104
04/30/2003              3,171                           5,124                   7,647
07/31/2003              4,052                           6,064                   8,296
10/31/2003              4,734                           6,971                   8,841
01/31/2004              4,871                           7,459                   9,559
04/30/2004              4,067                           6,691                   9,396
07/31/2004              3,794                           6,367                   9,388
10/31/2004              4,036                           6,756                   9,674
01/31/2005              4,031                           6,958                  10,154
04/30/2005              3,664                           6,518                   9,991
07/31/2005              4,199                           7,438                  10,707
10/31/2005              4,168                           7,371                  10,517

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 10/31/05

1-Year 2.27%   Since Inception (3/1/01) -17.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                   15 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer Emerging Technologies Fund (Class Y)

      S&P 500 Index

      Lipper Science & Technology Fund Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                 Oppenheimer Emerging      Lipper Science & Technology
             Technologies Fund (Class Y)           Fund Index            S&P 500 Index
             ---------------------------   ---------------------------   -------------
04/25/2000             10,000                          10,000                10,000
04/30/2000             10,670                          10,000                10,000
07/31/2000             11,960                           9,591                 9,879
10/31/2000             11,260                           8,826                 9,897
01/31/2001              9,172                           7,139                 9,487
04/30/2001              6,084                           5,385                 8,703
07/31/2001              4,691                           4,645                 8,464
10/31/2001              3,558                           3,676                 7,434
01/31/2002              3,669                           4,157                 7,956
04/30/2002              2,726                           3,462                 7,605
07/31/2002              1,955                           2,545                 6,466
10/31/2002              1,854                           2,463                 6,311
01/31/2003              1,895                           2,466                 6,126
04/30/2003              2,145                           2,705                 6,594
07/31/2003              2,757                           3,201                 7,153
10/31/2003              3,218                           3,680                 7,623
01/31/2004              3,328                           3,938                 8,242
04/30/2004              2,787                           3,532                 8,101
07/31/2004              2,596                           3,361                 8,095
10/31/2004              2,777                           3,566                 8,341
01/31/2005              2,774                           3,673                 8,755
04/30/2005              2,520                           3,441                 8,614
07/31/2005              2,906                           3,926                 9,232
10/31/2005              2,886                           3,891                 9,068

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 10/31/05

1-Year 3.94%   5-Year -23.84%   Since Inception (4/25/00) -20.17%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 3% (SINCE INCEPTION); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. SEE PAGE 17 FOR FURTHER INFORMATION.


                   16 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus carefully before investing.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Please remember that this Fund has a limited operating history.

CLASS A shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 4/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                   17 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 4/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   18 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended October 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 subject to exceptions described in


                   19 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                       BEGINNING    ENDING       EXPENSES
                       ACCOUNT      ACCOUNT      PAID DURING
                       VALUE        VALUE        6 MONTHS ENDED
                       (5/1/05)     (10/31/05)   (OCTOBER 31, 2005)
----------------------------------------------------------------------
Class A Actual         $ 1,000.00   $ 1,140.50   $  8.88
----------------------------------------------------------------------
Class A Hypothetical     1,000.00     1,016.94      8.37
----------------------------------------------------------------------
Class B Actual           1,000.00     1,131.90     13.30
----------------------------------------------------------------------
Class B Hypothetical     1,000.00     1,012.80     12.56
----------------------------------------------------------------------
Class C Actual           1,000.00     1,136.20     12.89
----------------------------------------------------------------------
Class C Hypothetical     1,000.00     1,013.21     12.15
----------------------------------------------------------------------
Class N Actual           1,000.00     1,137.50      9.68
----------------------------------------------------------------------
Class N Hypothetical     1,000.00     1,016.18      9.14
----------------------------------------------------------------------
Class Y Actual           1,000.00     1,145.20      5.20
----------------------------------------------------------------------
Class Y Hypothetical     1,000.00     1,020.37      4.90
----------------------------------------------------------------------

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended October 31, 2005 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.64%
------------------------
Class B        2.46
------------------------
Class C        2.38
------------------------
Class N        1.79
------------------------
Class Y        0.96

The expense ratios reflect voluntary reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such reimbursements.

--------------------------------------------------------------------------------


                   20 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  October 31, 2005
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--1.7%
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Ctrip.com International Ltd., ADR                      17,000    $     978,010
--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.0%
GSI Commerce, Inc. 1                                   90,300        1,442,994
--------------------------------------------------------------------------------
FINANCIALS--0.8%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Harris & Harris Group, Inc. 1                          94,200        1,043,736
--------------------------------------------------------------------------------
HEALTH CARE--1.6%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Gen-Probe, Inc. 1                                      25,000        1,021,000
--------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                         28,000        1,275,680
                                                                 ---------------
                                                                     2,296,680

--------------------------------------------------------------------------------
INDUSTRIALS--1.6%
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.6%
Energy Conversion Devices, Inc. 1                      32,400        1,002,456
--------------------------------------------------------------------------------
Energy Conversion Devices, Inc. 1                      15,000          440,117
--------------------------------------------------------------------------------
Evergreen Solar, Inc. 1                                96,700          797,775
                                                                 ---------------
                                                                     2,240,348

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--87.7%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--15.8%
Airspan Networks, Inc. 1                               96,800          482,064
--------------------------------------------------------------------------------
Arris Group, Inc. 1                                    39,400          325,838
--------------------------------------------------------------------------------
Cisco Systems, Inc. 1                                 234,500        4,092,025
--------------------------------------------------------------------------------
Comverse Technology, Inc. 1                            69,700        1,749,470
--------------------------------------------------------------------------------
Corning, Inc. 1                                       146,300        2,939,167
--------------------------------------------------------------------------------
F5 Networks, Inc. 1                                    42,500        2,211,275
--------------------------------------------------------------------------------
Ixia 1                                                 72,400          913,688
--------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                            218,200        3,670,124

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT Continued
Orckit Communications Ltd. 1                           55,800    $   1,193,562
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                         75,700        3,009,832
--------------------------------------------------------------------------------
Redback Networks, Inc. 1                              157,800        1,658,478
                                                                 ---------------
                                                                    22,245,523

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--10.2%
Apple Computer, Inc. 1                                 25,600        1,474,303
--------------------------------------------------------------------------------
Dell, Inc. 1                                          118,600        3,780,967
--------------------------------------------------------------------------------
EMC Corp. 1                                           240,000        3,350,400
--------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                   64,000        2,028,160
--------------------------------------------------------------------------------
Network Appliance, Inc. 1                             137,500        3,762,000
                                                                 ---------------
                                                                    14,395,830

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.8%
Brightpoint, Inc. 1                                    70,200        1,515,618
--------------------------------------------------------------------------------
Itron, Inc. 1                                          21,600          938,736
                                                                 ---------------
                                                                     2,454,354

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--11.9%
Aladdin Knowledge Systems Ltd. 1                       58,200        1,023,738
--------------------------------------------------------------------------------
Digital River, Inc. 1                                  48,800        1,366,888
--------------------------------------------------------------------------------
Equinix, Inc. 1                                        28,700        1,058,743
--------------------------------------------------------------------------------
Google, Inc., Cl. A 1                                  12,200        4,540,108
--------------------------------------------------------------------------------
j2 Global Communications, Inc. 1                       30,000        1,326,300
--------------------------------------------------------------------------------
Openwave Systems, Inc. 1                               61,300        1,095,431
--------------------------------------------------------------------------------
VeriSign, Inc. 1                                      131,900        3,116,797
--------------------------------------------------------------------------------
Yahoo!, Inc. 1                                         89,000        3,290,330
                                                                 ---------------
                                                                    16,818,335


                   21 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES--4.1%
Aquantive, Inc. 1                                     114,500    $   2,478,925
--------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1                 39,100        1,719,618
--------------------------------------------------------------------------------
Vasco Data Security International, Inc. 1             145,400        1,552,872
                                                                 ---------------
                                                                     5,751,415

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--23.8%
Advanced Analogic Technologies, Inc. 1                  2,000           21,800
--------------------------------------------------------------------------------
ATMI, Inc. 1                                           49,100        1,340,921
--------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                50,800        2,156,968
--------------------------------------------------------------------------------
Cohu, Inc.                                             48,100        1,113,996
--------------------------------------------------------------------------------
Diodes, Inc. 1                                         30,000        1,087,800
--------------------------------------------------------------------------------
Entegris, Inc. 1                                       80,000          780,800
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1                              41,200          951,720
--------------------------------------------------------------------------------
Intel Corp.                                           125,000        2,937,500
--------------------------------------------------------------------------------
Linear Technology Corp.                                74,500        2,474,145
--------------------------------------------------------------------------------
Marvell Technology Group Ltd. 1                        40,000        1,856,400
--------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                        68,500        2,375,580
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                      45,200          810,888
--------------------------------------------------------------------------------
Microchip Technology, Inc.                             56,400        1,701,588
--------------------------------------------------------------------------------
Microsemi Corp. 1                                     113,600        2,632,112
--------------------------------------------------------------------------------
O2Micro International Ltd. 1                           87,400        1,144,940
--------------------------------------------------------------------------------
ON Semiconductor Corp. 1                              225,600        1,046,784
--------------------------------------------------------------------------------
PMC-Sierra, Inc. 1                                    191,600        1,360,360
--------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1                       69,700        1,797,563
--------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1                            137,200          735,392

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT Continued
Standard Microsystems Corp. 1                          35,000    $     989,450
--------------------------------------------------------------------------------
Supertex, Inc. 1                                       49,100        1,799,024
--------------------------------------------------------------------------------
Trident Microsystems, Inc. 1                           80,900        2,448,034
                                                                 ---------------
                                                                    33,563,765

--------------------------------------------------------------------------------
SOFTWARE--20.1%
Adobe Systems, Inc.                                    81,200        2,618,701
--------------------------------------------------------------------------------
Autodesk, Inc.                                         86,700        3,912,772
--------------------------------------------------------------------------------
Cognos, Inc. 1                                         39,600        1,486,188
--------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                20,300        1,154,664
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 1                             35,000        1,692,600
--------------------------------------------------------------------------------
Informatica Corp. 1                                   131,400        1,563,660
--------------------------------------------------------------------------------
Intellisync Corp. 1                                   277,000        1,204,950
--------------------------------------------------------------------------------
McAfee, Inc. 1                                        116,000        3,483,480
--------------------------------------------------------------------------------
Mercury Interactive Corp. 1                            86,400        3,005,856
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                 73,000        3,352,160
--------------------------------------------------------------------------------
Microsoft Corp.                                       112,200        2,883,540
--------------------------------------------------------------------------------
Wind River Systems, Inc. 1                            148,100        1,940,110
                                                                 ---------------
                                                                    28,298,681

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.8%
American Tower Corp. 1                                101,172        2,412,952
--------------------------------------------------------------------------------
NeuStar, Inc., Cl. A 1                                 52,400        1,603,440
                                                                 ---------------
                                                                     4,016,392

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
SBA Communications Corp. 1                            103,800        1,533,126
                                                                 ---------------
Total Common Stocks
(Cost $118,530,306)                                                137,079,189


                   22 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

                                                                         VALUE
                                                       SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Blaze Network Products, Inc., 8% Cv.,
Series D 1,2,3                                        166,836    $         376
--------------------------------------------------------------------------------
BroadBand Office, Inc., Cv., Series C 1,2              52,909               --
--------------------------------------------------------------------------------
Centerpoint Broadband Technologies, Inc.:
Cv., Series D 1,2                                     463,822               --
Cv., Series Z 1,2                                      37,491               --
--------------------------------------------------------------------------------
MicroPhotonix Integration Corp., Cv.,
Series C 1,2,3                                        316,691               --
                                                                 ---------------
Total Preferred Stocks
(Cost $10,067,729)                                                         376

                                                    PRINCIPAL            VALUE
                                                       AMOUNT       SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.5%
--------------------------------------------------------------------------------
Undivided interest of 0.76% in joint
repurchase agreement (Principal Amount/Value
$647,082,000, with a maturity value of
$647,153,179) with UBS Warburg LLC, 3.96%,
dated 10/31/05, to be repurchased at
$4,944,544 on 11/1/05, collateralized by
Federal National Mortgage Assn., 5%, 10/1/35,
with a value of $661,717,556
(Cost $4,944,000)                                 $ 4,944,000    $   4,944,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $133,542,035)                                     100.8%     142,023,565
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                    (0.8)      (1,180,005)
                                                  ------------------------------
NET ASSETS                                              100.0%   $ 140,843,560
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of October 31, 2005 was $376, which represents less than 0.005% of the Fund's net assets, all of which is considered restricted. See
Note 5 of Notes to Financial Statements.

3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2005 amounts to $376. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES      GROSS         GROSS             SHARES
                                              OCTOBER 31, 2004   ADDITIONS   REDUCTIONS   OCTOBER 31, 2005
------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                685,519          --      685,519                 --
Blaze Network Products, Inc., 8% Cv., Series D         166,836          --           --            166,836
MicroPhotonix Integration Corp., Cv., Series C         316,691          --           --            316,691

                                                                         VALUE     DIVIDEND       REALIZED
                                                                    SEE NOTE 1       INCOME           LOSS
------------------------------------------------------------------------------------------------------------
Axsun Technologies, Inc., Cv., Series C                                   $ --         $ --    $ 7,588,695
Blaze Network Products, Inc., 8% Cv., Series D                             376           --             --
MicroPhotonix Integration Corp., Cv., Series C                              --           --             --
                                                                          ----------------------------------
                                                                          $376         $ --    $ 7,588,695
                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   23 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments,at value--see accompanying statement of
   investments:
Unaffiliated companies (cost $130,474,286)                      $  142,023,189
Affiliated companies (cost $3,067,749)                                     376
                                                                ----------------
                                                                   142,023,565
--------------------------------------------------------------------------------
Cash                                                                   171,001
--------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                     1,235,601
Shares of beneficial interest sold                                      86,585
Interest and dividends                                                  10,880
Receivable from Transfer Agent                                           8,620
Other                                                                    7,891
                                                                ----------------
Total assets                                                       143,544,143

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                2,111,186
Shares of beneficial interest redeemed                                 383,127
Shareholder communications                                              63,329
Trustees' compensation                                                  45,171
Transfer and shareholder servicing agent fees                           38,421
Distribution and service plan fees                                      28,953
Other                                                                   30,396
                                                                ----------------
Total liabilities                                                    2,700,583

--------------------------------------------------------------------------------
NET ASSETS                                                      $  140,843,560
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       51,929
--------------------------------------------------------------------------------
Additional paid-in capital                                         606,719,852
--------------------------------------------------------------------------------
Accumulated net investment loss                                        (44,888)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                      (474,364,863)
--------------------------------------------------------------------------------
Net unrealized appreciation on investments                           8,481,530
                                                                ----------------
NET ASSETS                                                      $  140,843,560
                                                                ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   24 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$68,723,687 and 24,936,059 shares of beneficial interest outstanding)               $2.76
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                     $2.93
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,955,252
and 18,378,181 shares of beneficial interest outstanding)                           $2.66
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,646,493 and
6,617,440 shares of beneficial interest outstanding)                                $2.67
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,658,864 and
1,341,712 shares of beneficial interest outstanding)                                $2.73
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $1,859,264 and 655,395 shares of beneficial interest outstanding)     $2.84

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   25 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                          $   529,892
--------------------------------------------------------------------------------
Interest                                                                95,162
                                                                   -------------
Total investment income                                                625,054

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      1,409,866
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                178,559
Class B                                                                528,781
Class C                                                                205,351
Class N                                                                 17,881
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                613,425
Class B                                                                531,992
Class C                                                                148,726
Class N                                                                 25,547
Class Y                                                                    123
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 79,794
Class B                                                                 81,847
Class C                                                                 18,075
Class N                                                                    571
--------------------------------------------------------------------------------
Custodian fees and expenses                                             26,563
--------------------------------------------------------------------------------
Trustees' compensation                                                     486
--------------------------------------------------------------------------------
Other                                                                   38,982
                                                                   -------------
Total expenses                                                       3,906,569
Less reduction to custodian expenses                                      (283)
Less waivers and reimbursements of expenses                           (789,916)
                                                                   -------------
Net expenses                                                         3,116,370

--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                 (2,491,316)

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments:
   Unaffiliated companies                                            3,231,629
   Affiliated companies                                             (7,588,695)
                                                                   -------------
Net realized loss                                                   (4,357,066)
--------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                11,049,349

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 4,200,967
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   26 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                                     2005           2004
------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------
Net investment loss                                               $  (2,491,316)  $  (3,521,963)
------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (4,357,066)      1,485,741
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                 11,049,349     (29,273,792)
                                                                  ------------------------------
Net increase (decrease) in net assets resulting from operations       4,200,967     (31,310,014)

------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                (218,101)             --
Class B                                                                      --              --
Class C                                                                      --              --
Class N                                                                  (8,925)             --
Class Y                                                                 (12,465)             --
------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                (343,030)
Class B                                                                      --              --
Class C                                                                      --              --
Class N                                                                 (14,038)             --
Class Y                                                                 (19,605)             --

------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                             (12,102,611)        484,458
Class B                                                              (8,787,393)    (2,633,340)
Class C                                                              (5,594,723)        966,798
Class N                                                                  39,946       (305,271)
Class Y                                                                (448,094)        236,530

------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
Total decrease                                                      (23,308,072)    (32,560,839)
------------------------------------------------------------------------------------------------
Beginning of period                                                 164,151,632     196,712,471
                                                                  ------------------------------
End of period (including accumulated net investment
loss of $44,888 and $1,390,678, respectively)                     $ 140,843,560  $  164,151,632
                                                                  ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   27 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED OCTOBER 31,                    2005          2004       2003       2002        2001
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   2.69      $   3.14   $   1.82   $   3.51   $   11.24
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                   (.03) 1,2     (.04) 1    (.04)      (.04)       (.01)
Net realized and unrealized gain (loss)                .12          (.41)      1.36      (1.65)      (7.71)
                                                  ----------------------------------------------------------
Total from investment operations                       .09          (.45)      1.32      (1.69)      (7.72)
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.01)           --         --         --        (.01)
Dividends in excess of net investment income          (.01)           --         --         --          --
                                                  ----------------------------------------------------------
Total dividends and/or distributions to
shareholders                                          (.02)           --         --         --          --
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $   2.76      $   2.69   $   3.14   $   1.82   $    3.51
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                    3.30%       (14.33)%    72.53%    (48.15)%    (68.74)%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 68,724      $ 79,083   $ 93,886   $ 44,150   $  91,220
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 74,268      $ 89,415   $ 62,832   $ 68,695   $ 158,376
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                  (1.25)%       (1.55)%    (1.51)%    (1.61)%     (0.23)%
Total expenses                                        2.14%         2.11%      2.70%      3.11%       2.08%
Expenses after payments and waivers and
reduction to custodian expenses                       1.66%         1.69%      1.71%      2.10%       2.04%
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                147%          157%       219%       159%         85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   28 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS B     YEAR ENDED OCTOBER 31,                     2005             2004           2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    2.60        $    3.06      $    1.79     $    3.48     $    11.20
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.05) 1,2        (.07) 1        (.04)         (.07)          (.06)
Net realized and unrealized gain (loss)                 .11             (.39)          1.31         (1.62)         (7.66)
                                                  ------------------------------------------------------------------------
Total from investment operations                        .06             (.46)          1.27         (1.69)         (7.72)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --               --             --            --             --
Dividends in excess of net investment income             --               --             --            --             --
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                             --               --             --            --             --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    2.66        $    2.60      $    3.06     $    1.79     $     3.48
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     2.31%          (15.03)%        70.95%       (48.56)%       (68.93)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  48,955        $  56,513      $  69,789     $  36,813     $   75,336
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  52,959        $  63,321      $  48,920     $  58,029     $  128,540
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (2.06)%          (2.34)%        (2.23)%       (2.40)%        (0.99)%
Total expenses                                         3.12%            3.14%          3.82%         3.95%          2.84%
Expenses after payments and waivers and
reduction to custodian expenses                        2.46%            2.48%          2.42%         2.94%          2.80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 147%             157%           219%          159%            85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   29 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED OCTOBER 31,                     2005             2004           2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    2.60        $    3.06      $    1.79     $    3.48     $    11.20
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.05) 1,2        (.06) 1        (.04)         (.05)          (.05)
Net realized and unrealized gain (loss)                 .12             (.40)          1.31         (1.64)         (7.67)
                                                  ------------------------------------------------------------------------
Total from investment operations                        .07             (.46)          1.27         (1.69)         (7.72)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --               --             --            --             --
Dividends in excess of net investment income             --               --             --            --             --
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                             --               --             --            --             --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    2.67        $    2.60      $    3.06     $    1.79     $     3.48
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     2.69%          (15.03)%        70.95%       (48.56)%       (68.93)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $  17,646        $  22,777      $  26,112     $  14,143     $   23,121
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  20,550        $  25,126      $  17,266     $  17,800     $   38,049
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                   (1.98)%          (2.28)%        (2.29)%       (2.36)%        (1.00)%
Total expenses                                         2.77%            2.77%          3.40%         3.84%          2.84%
Expenses after payments and waivers and
reduction to custodian expenses                        2.40%            2.43%          2.48%         2.83%          2.80%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 147%             157%           219%          159%            85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   30 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

CLASS N     YEAR ENDED OCTOBER 31,                     2005             2004           2003          2002         2001 1
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    2.66        $    3.12      $    1.81     $    3.50     $     6.59
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                    (.04) 2,3        (.05) 2        (.05)         (.04)          (.03)
Net realized and unrealized gain (loss)                 .13             (.41)          1.36         (1.65)         (3.06)
                                                  ------------------------------------------------------------------------
Total from investment operations                        .09             (.46)          1.31         (1.69)         (3.09)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.01)              --             --            --             --
Dividends in excess of net investment income           (.01)              --             --            --             --
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.02)              --             --            --             --
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    2.73        $    2.66      $    3.12     $    1.81     $     3.50
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     3.27%          (14.74)%        72.38%       (48.29)%       (46.89)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   3,659        $   3,528      $   4,445     $   1,582     $    1,450
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   3,588        $   3,548      $   2,698     $   1,547     $    1,287
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                   (1.44)%          (1.74)%        (1.89)%       (1.80)%        (1.24)%
Total expenses                                         2.19%            2.18%          2.30%         3.05%          2.61%
Expenses after payments and waivers and
reduction to custodian expenses                        1.82%            1.88%          2.10%         2.04%          2.57%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 147%             157%           219%          159%            85%

1. For the period from March 1, 2001 (commencement of operations) to October 31, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED OCTOBER 31,                     2005             2004           2003          2002           2001
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $    2.77        $    3.21      $    1.85     $    3.55     $    11.26
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                           (.02) 1,2        (.03) 1        (.04)         (.03)            -- 3
Net realized and unrealized gain (loss)                 .13             (.41)          1.40         (1.67)         (7.69)
                                                  ------------------------------------------------------------------------
Total from investment operations                        .11             (.44)          1.36         (1.70)         (7.69)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.01)              --             --            --           (.02)
Dividends in excess of net investment income           (.03)              --             --            --             --
                                                  -----------------------------------------------------------------------
Total dividends and/or distributions to
shareholders                                           (.04)              --             --            --           (.02)
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $    2.84        $    2.77      $    3.21     $    1.85     $     3.55
                                                  ========================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 4                     3.94%          (13.71)%        73.51%       (47.89)%       (68.40)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   1,860        $   2,251      $   2,480     $     887     $    1,236
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   2,106        $   2,593      $   1,492     $   1,057     $      331
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment loss                                   (0.56)%          (0.86)%        (1.05)%       (1.03)%        (0.08)%
Total expenses                                         0.97%            1.00%          1.26%         1.57%          1.33%
Expenses after payments and waivers and
reduction to custodian expenses                        0.97%            1.00%          1.26%         1.53%          1.23%
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 147%             157%           219%          159%            85%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Net investment loss per share and the net investment loss ratio include $.01 and 0.25%, respectively, resulting from Microsoft Corp. dividends including a special dividend in November 2004.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   32 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Emerging Technologies Fund (the Fund) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and


                   33 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.


                   34 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
  UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED      OTHER INVESTMENTS
  NET INVESTMENT       LONG-TERM                 LOSS     FOR FEDERAL INCOME
  INCOME                    GAIN   CARRYFORWARD 1,2,3           TAX PURPOSES
  --------------------------------------------------------------------------
  $  --                    $  --       $  473,386,336           $  7,532,172

1. As of October 31, 2005, the Fund had $473,386,336 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2005, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           --------------------------
                           2009         $ 268,287,393
                           2010           197,770,478
                           2012               556,912
                           2013             6,771,553
                                        -------------
                           Total        $ 473,386,336
                                        =============

2. During the fiscal year ended October 31, 2005, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended October 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

                                                                 INCREASE TO
                                        REDUCTION TO         ACCUMULATED NET
  REDUCTION TO                       ACCUMULATED NET        REALIZED LOSS ON
  PAID-IN CAPITAL                    INVESTMENT LOSS             INVESTMENTS
  --------------------------------------------------------------------------
  $ 2,851,155                            $ 4,453,270             $ 1,602,115

The tax character of distributions paid during the years ended October 31, 2005 and October 31, 2004 was as follows:

                                          YEAR ENDED              YEAR ENDED
                                    OCTOBER 31, 2005        OCTOBER 31, 2004
  --------------------------------------------------------------------------
  Distributions paid:
  From ordinary income                          $ 239,491               $ --
  In excess of ordinary income                    376,673                 --
                                                ----------------------------
  Total                                         $ 616,164               $ --


                   35 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities            $ 134,491,392
                                                      ==============
            Gross unrealized appreciation             $  23,230,367
            Gross unrealized depreciation               (15,698,195)
                                                      --------------
            Net unrealized appreciation               $   7,532,172
                                                      ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2005, the Fund's projected benefit obligations were decreased by $3,733 and payments of $2,403 were made to retired trustees, resulting in an accumulated liability of $37,882 as of October 31, 2005.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                   36 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                            YEAR ENDED OCTOBER 31, 2005     YEAR ENDED OCTOBER 31, 2004
                                                SHARES           AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS A
Sold                                         5,282,514   $   14,315,161      11,592,831   $  35,423,156
Dividends and/or distributions reinvested      191,595          544,130              --              --
Redeemed                                    (9,938,737)     (26,961,902) 1  (12,096,376)    (34,938,698) 2
                                            ---------------------------------------------------------------
Net increase (decrease)                     (4,464,628)  $  (12,102,611)       (503,545)  $     484,458
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
CLASS B
Sold                                         2,908,410   $    7,653,535       4,976,711   $  14,409,345
Dividends and/or distributions reinvested           --               --              --              --
Redeemed                                    (6,238,335)     (16,440,928) 1   (6,055,457)    (17,042,685) 2
                                            ---------------------------------------------------------------
Net decrease                                (3,329,925)  $   (8,787,393)     (1,078,746)  $  (2,633,340)
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
CLASS C
Sold                                         1,232,366   $    3,247,538       2,529,733   $   7,407,325
Dividends and/or distributions reinvested           --               --              --              --
Redeemed                                    (3,361,027)      (8,842,261) 1   (2,310,500)     (6,440,527) 2
                                            ---------------------------------------------------------------
Net increase (decrease)                     (2,128,661)  $   (5,594,723)        219,233   $     966,798
                                            ===============================================================


                   37 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                            YEAR ENDED OCTOBER 31, 2005     YEAR ENDED OCTOBER 31, 2004
                                                SHARES           AMOUNT          SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------
CLASS N
Sold                                           484,495   $    1,295,239         972,340   $   2,841,359
Dividends and/or distributions reinvested        7,933           22,290              --              --
Redeemed                                      (474,961)      (1,277,583) 1   (1,074,403)     (3,146,630) 2
                                              -------------------------------------------------------------
Net increase (decrease)                         17,467   $       39,946        (102,063)  $    (305,271)
                                              =============================================================

-----------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                           263,642   $      726,917         664,396   $   2,055,630
Dividends and/or distributions reinvested       11,057           32,066              --              --
Redeemed                                      (432,120)      (1,207,077) 1     (624,248)     (1,819,100) 2
                                              -------------------------------------------------------------
Net increase (decrease)                       (157,421)  $     (448,094)         40,148   $     236,530
                                              =============================================================

1. Net of redemption fees of $2,136, $1,523, $591, $103 and $61 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $2,126, $1,506, $597, $84 and $62 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2005, were as follows:

                                           PURCHASES           SALES
       -------------------------------------------------------------
       Investment securities           $ 221,309,763   $ 246,646,608

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2005, the agreement provides for a fee at an annual rate of 0.90% of the first $200 million of average annual net assets of the Fund, 0.85% of the next $200 million, 0.80% of the next $200 million, and 0.75% of average net assets over $600 million. Prior to January 1, 2005, the agreement provided for a fee at an annual rate of 1.00% of the first $200 million of average annual net assets, 0.95% of the next $200 million, 0.90% of the next $200 million and 0.85% of average net assets over $600 million.


                   38 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2005, the Fund paid $545,778 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at October 31, 2005 for Class B, Class C and Class N shares were $9,781,011, $1,019,088 and $85,176, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                   39 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
October 31, 2005        $ 78,182           $ 410       $ 174,908         $ 4,561         $ 2,328

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2005, OFS waived $353,487, $346,638, $76,802 and $12,989 for Class A, Class B, Class C and
Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                         ACQUISITION                   VALUATION AS OF     UNREALIZED
SECURITY                                       DATES           COST   OCTOBER 31, 2005   DEPRECIATION
-------------------------------------------------------------------------------------------------------
Blaze Network Products, Inc.,
8% Cv.,Series D                             10/17/00   $  1,067,750              $ 376   $  1,067,374
BroadBand Office, Inc., Cv., Series C        8/28/00        999,980                 --        999,980
Centerpoint Broadband
Technologies, Inc., Cv., Series D           10/23/00      5,000,001                 --      5,000,001
Centerpoint Broadband
Technologies, Inc., Cv., Series Z            5/26/00        999,999                 --        999,999
MicroPhotonix Integration Corp.,
Cv., Series C                                 7/6/00      1,999,999                 --      1,999,999
                                                       ------------------------------------------------
                                                       $ 10,067,729              $ 376   $ 10,067,353
                                                       ================================================


                   40 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

--------------------------------------------------------------------------------
6. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   41 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
OPPENHEIMER EMERGING TECHNOLOGIES FUND:

      We have audited the accompanying statement of assets and liabilities of Oppenheimer Emerging Technologies Fund, including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Emerging Technologies Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
December 20, 2005


                   42 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2006, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2005. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends of $0.0192, $0.0174 and $0.0400 per share were paid to Class A, Class N and Class Y shareholders, respectively, on December 10, 2004, none of which was designated as a "capital gain distribution" for federal income tax purposes.

      None of the dividends paid by the Fund during the fiscal year ended October 31, 2005 are eligible for the corporate dividend-received deduction.

      Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2005 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. In early 2006, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   43 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   44 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer Emerging Technologies Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1) and the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                     FOR      WITHHELD            TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink                  35,148,185.168   932,204.289   36,080,389.457
Robert G. Galli                  35,128,878.814   951,510.643   36,080,389.457
Phillip A. Griffiths             35,183,725.919   896,663.538   36,080,389.457
Mary F. Miller                   35,183,909.826   896,479.631   36,080,389.457
Joel W. Motley                   35,188,161.528   892,227.929   36,080,389.457
John V. Murphy                   35,148,475.966   931,913.491   36,080,389.457
Kenneth A. Randall               35,107,493.352   972,896.105   36,080,389.457
Russell S. Reynolds, Jr.         35,092,878.513   987,510.944   36,080,389.457
Joseph M. Wikler                 35,132,206.668   948,182.789   36,080,389.457
Peter I. Wold                    35,097,812.878   982,576.579   36,080,389.457
Clayton K. Yeutter               35,103,121.881   977,267.576   36,080,389.457

-------------------------------------------------------------------------------------------------------
PROPOSAL NO. 2: Proposal to change the policy on

      FOR                                  AGAINST         ABSTAIN   BROKER NON-VOTE            TOTAL
-------------------------------------------------------------------------------------------------------
2A:   Borrowing
        25,293,472.062               3,368,585.741   1,225,729.654     6,192,602.000   36,080,389.457

2B:   Concentration of Investments
        26,035,047.235               2,679,010.141   1,173,730.081     6,192,602.000   36,080,389.457

2H:   Lending
        25,319,202.151               3,369,722.931   1,198,862.375     6,192,602.000   36,080,389.457

2K:   Real Estate and Commodities
        25,602,478.691               3,145,860.156   1,139,448.610     6,192,602.000   36,080,389.457

2L:   Senior Securities
        25,851,234.688               2,778,213.613   1,258,339.156     6,192,602.000   36,080,389.457


                   45 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE        NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN.

INDEPENDENT                         THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, CO
TRUSTEES                            80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, UNTIL HIS OR HER
                                    RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                 Director of American Commercial Lines (barge company) (since January 2005); Attorney
Chairman of the Board               at Hogan & Hartson (law firm) (since June 1993); Director of Danielson Holding Corp.
of Trustees (since 2003);           (waste-to-energy company) (since 2002); Director of Weyerhaeuser Corp. (1999-April
Trustee (since 2000)                2004); Director of Caterpillar, Inc. (1993-December 2002); Director of ConAgra
Age: 75                             Foods (1993-2001); Director of Texas Instruments (1993-2001); Director of FMC
                                    Corporation (1993-2001). Oversees 38 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                    Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                (since 2005); Director of ICI Education Foundation (education foundation) (since
Age: 64                             October 1991); President of the Investment Company Institute (trade association)
                                    (1991-2004); Director of ICI Mutual Insurance Company (insurance company)
                                    (1991-2004). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                    A trustee or director of other Oppenheimer funds. Oversees 48 portfolios in the
Trustee (since 2000)                OppenheimerFunds complex.
Age: 72

PHILLIP A. GRIFFITHS,               Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001);
Trustee (since 2000)                Trustee of Woodward Academy (since 1983); Senior Advisor of The Andrew W. Mellon
Age: 66                             Foundation (since 2001); Member of the National Academy of Sciences (since 1979);
                                    Member of the American Philosophical Society (since 1996); Council on Foreign
                                    Relations (since 2002); Director of the Institute for Advanced Study (1991-2004);
                                    Director of Bankers Trust New York Corporation (1994-1999). Oversees 38 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                     Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998);
Trustee (since 2004)                and Senior Vice President and General Auditor of American Express Company (financial
Age: 63                             services company) (July 1998-February 2003). Oversees 38 portfolios in the
                                    OppenheimerFunds complex.

JOEL W. MOTLEY,                     Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Trustee (since 2002)                (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial
Age: 53                             adviser) (since January 2002); Managing Director of Carmona Motley Hoffman Inc.
                                    (privately-held financial adviser) (January 1998-December 2001). Oversees 38 portfolios in the OppenheimerFunds complex.

KENNETH A. RANDALL,                 Director of Dominion Resources, Inc. (electric utility holding company) (since
Trustee (since 2000)                February 1972); Former Director of Prime Retail, Inc. (real estate investment
Age: 78                             trust), Dominion Energy Inc. (electric power and oil & gas producer), Lumbermens
                                    Mutual Casualty Company, American Motorists Insurance Company and American
                                    Manufacturers Mutual Insurance Company; Former President and Chief Executive Officer
                                    of The Conference Board, Inc. (international economic and business research).
                                    Oversees 38 portfolios in the OppenheimerFunds complex.


                   46 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

RUSSELL S. REYNOLDS, JR.,           Chairman of The Directorship Search Group, Inc. (corporate governance consulting
Trustee (since 2000)                and executive recruiting) (since 1993); Life Trustee of International House
Age: 73                             (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich. Oversees 38 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                   Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)                (since 1996); Director of Lakes Environmental Association (since 1996); Member of
Age: 64                             the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                    1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 39 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                      President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                company) (since 1994); Vice President, Secretary and Treasurer of Wold Trona
Age: 57                             Company, Inc. (soda ash processing and production) (since 1996); Vice President of
                                    Wold Talc Company, Inc. (talc mining) (since 1999); Managing Member of
                                    Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                    Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director
                                    of PacifiCorp. (electric utility) (1995-1999). Oversees 39 portfolios in the
                                    OppenheimerFunds complex.

BRIAN F. WRUBLE,                    General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1996);
Trustee (since 2005)                Director of Special Value Opportunities Fund, LLC (registered investment company)
Age: 62                             (since September 2004); Director of Zurich Financial Investment Advisory Board
                                    (affiliate of the Manager's parent company) (since October 2004); Board of Governing
                                    Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
                                    Institute for Advanced Study (non-profit educational institute) (since May 1992);
                                    Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004); Trustee of Research Foundation of AIMR
                                    (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics
                                    Institute of Bard College (August 1990-September 2001) (economics research);
                                    Director of Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm).
                                    Oversees 48 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                  THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                         FLOOR, NEW YORK, NY 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                    TERM AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT,
                                    DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                    OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                     Chairman, Chief Executive Officer and Director (since June 2001) and President
President, Principal                (since September 2000) of the Manager; President and Director or Trustee of other
Executive Officer and               Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. ("OAC")
Trustee (since 2001)                (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc.
Age: 56                             (holding company subsidiary of the Manager) (since July 2001); Director of
                                    OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                    2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                    Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                    2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                    Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                    Corporation


                   47 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

                                    and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset
                                    Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                    President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                    Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                    Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                    Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                                    (since June 1995); Member of the Investment Company Institute's Board of Governors
                                    (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                    2001); President and Trustee of MML Series Investment Fund and MassMutual Select
                                    Funds (open-end investment companies) (November 1999-November 2001); Director of
                                    C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                    Officer and Director of MML Bay State Life Insurance Company (September 1999-August
                                    2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 77 portfolios as a Trustee or Director and 10 additional portfolios as an officer in the
                                    OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                      THE ADDRESS OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MS. GRANGER AND
OF THE FUND                         MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK, NY
                                    10281-1008, AND FOR MR. WIXTED AND MR. VANDEHEY, 6803 S. TUCSON WAY, CENTENNIAL, CO
                                    80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER EARLIER
                                    RESIGNATION, DEATH OR REMOVAL.

LAURA GRANGER,                      Vice President of the Manager since October 2000. . Formerly a portfolio manager at
Vice President (since 2000)         Fortis Advisors (July 1998-October 2000). An officer of 3 portfolios in the
Age: 45                             OppenheimerFunds complex.

MARK S. VANDEHEY,                   Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief            2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer                  Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                        President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 55                             officer of 87 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal             the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial and Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)                Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 46                             Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                    and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                    (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                    Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                    March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                    OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                    Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                    1995-March 1999). An officer of 87 portfolios in the OppenheimerFunds complex.


                   48 | OPPENHEIMER EMERGING TECHNOLOGIES FUND

ROBERT G. ZACK,                     Executive Vice President (since January 2004) and General Counsel (since March 2002)
Secretary (since 2001)              of the Manager; General Counsel and Director of the Distributor (since December
Age: 57                             2001); General Counsel of Centennial Asset Management Corporation (since December
                                    2001); Senior Vice President and General Counsel of HarbourView Asset Management
                                    Corporation (since December 2001); Secretary and General Counsel of OAC (since
                                    November 2001); Assistant Secretary (since September 1997) and Director (since
                                    November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice
                                    President and Director of Oppenheimer Partnership Holdings, Inc. (since December
                                    2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001);
                                    Senior Vice President, General Counsel and Director of Shareholder Financial
                                    Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                    President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                    Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy
                                    Program (since June 2003); Senior Vice President and General Counsel of OFI
                                    Institutional Asset Management, Inc. (since November 2001); Director of
                                    OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May
                                    1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                    Associate General Counsel (May 1981-October 2001) of the Manager; Assistant
                                    Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                    Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                    OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of
                                    87 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   49 | OPPENHEIMER EMERGING TECHNOLOGIES FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $18,000 in fiscal 2005 and $18,000 in fiscal 2004.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $156,805 in fiscal 2005 and $39,500 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: internal control reviews.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $5,000 in fiscal 2005 and $6,000 in fiscal 2004 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services: Computations of capital gain tax liability, preparation of tax returns, preparation of Form 5500 and tax consultations on pass through of foreign withholding taxes and mortgage dollar roll transactions.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $161,805 in fiscal 2005 and $45,500 in fiscal 2004 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

      The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange

Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Technologies Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005